Summary of Significant Accounting Policies (Details) $ in Millions			3 Months Ended	12 Months Ended
	Sep. 27, 2014 USD ($)	Sep. 27, 2014 USD ($)	Jul. 04, 2015 USD ($) MW	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jan. 01, 2013 USD ($)	Dec. 31, 2006 USD ($)
Operations of Seaboard Corporation and its Subsidiaries
Percentage of ownership interest held by Seaboard Flour LLC and SFC Preferred LLC (Parent Companies)				76.00%
Goodwill and Other Intangible Assets
Goodwill				$ 12	$ 15
Impairment charges				0
Changes in the asset retirement obligation
Beginning balance				17	16
Accretion Expense				1	1
Ending balance				18	17	$ 16
Change in Accounting Method
Cumulative effect of a change in accounting method (see Note 1)						6
Cash and Cash Equivalents
Interest				17	20	11
Income taxes (net of refunds)				60	135	60
Supplemental Non-Cash Transactions
Gain (loss) on sale of controlling interest in subsidiary					66
Net proceeds from sale of controlling interest in subsidiary					74
Non-cash, pay-in-kind interest income and accretion of discount recognized on a note receivable from an affiliate				$ 17	16	$ 14
Foreign Currency Transactions and Translation
Number of consolidated subsidiaries using local currency as their functional currency | item				3
Number of non-controlled, non-consolidated affiliates using local currency as their functional currency | item				9
Minimum
Principles of Consolidation and Investments in Affiliates
Time lag for reporting financial information of certain foreign subsidiaries and affiliates				1 month
Property, Plant and Equipment
Useful Lives				3 years
Maximum
Principles of Consolidation and Investments in Affiliates
Time lag for reporting financial information of certain foreign subsidiaries and affiliates				3 months
Property, Plant and Equipment
Useful Lives				30 years
Dominican Republic
Change in Accounting Method
Amount invested under equity method			$ 10
Capacity of power facility (in megawatts) | MW			300
Percentage of ownership			29.90%
Percentage of ownership interest accounted as cost method investment			20.00%
Amount invested under cost method								$ 6
Supplemental Non-Cash Transactions
Percentage of ownership			29.90%
Pork
Goodwill and Other Intangible Assets
Goodwill				$ 12	$ 12
Change in Accounting Method
Percentage of ownership	50.00%	50.00%		50.00%
Supplemental Non-Cash Transactions
Percentage of ownership	50.00%	50.00%		50.00%
Pork | Triumph
Supplemental Non-Cash Transactions
Percentage of ownership interest sold	50.00%	50.00%
Disposed of by Sale | Divestiture of a 50% interest in Daily's
Supplemental Non-Cash Transactions
Decrease in net working capital	$ 21
Increase in investments in and advances to affiliates	(74)
Decrease in property, plant and equipment	16
Decrease in goodwill	28
Decrease in other intangible assets, net (not subject to amortization)	17
Gain (loss) on sale of controlling interest in subsidiary	66
Net proceeds from sale of controlling interest in subsidiary	$ 74
Disposed of by Sale | Pork | Triumph | Divestiture of a 50% interest in Daily's
Supplemental Non-Cash Transactions
Percentage of ownership interest sold	50.00%	50.00%
Gain (loss) on sale of controlling interest in subsidiary		$ 66
Net proceeds from sale of controlling interest in subsidiary		$ 74
Change in accounting method | Dominican Republic
Change in Accounting Method
Cumulative effect of a change in accounting method (see Note 1)							$ 6